Related party transactions - Summary of Compensation Paid or Payable to Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 11,205	$ 8,586
Employee benefit plan	536	494
Share-based payments	8,014	4,995
Termination benefits	1,728	3,536
Compensation for key management personnel	$ 21,483	$ 17,611